Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Additional Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 12	$ 10	$ 24	$ 25